Annual Total Returns [BarChart] - LVIP JPMorgan Retirement Income Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.23%
2012	10.63%
2013	9.34%
2014	4.88%
2015	(0.94%)
2016	4.71%
2017	10.96%
2018	(4.53%)
2019	13.93%
2020	9.48%